Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 23, 2011
SMALL COMPANY GROWTH PORTFOLIO (Prospectus Summary): | SMALL COMPANY GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Small Company Growth Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 12, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 12, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
August 23, 2011 of:

Small Company Growth Portfolio

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Small Company Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.